Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Cash Flow from Operating Activities
Net loss		$ (66,165)	$ (45,726)
Adjustments to reconcile to net cash used in operating activities:
Depreciation and amortization		3,672	3,508
Amortization of debt discount and debt issuance cost		1,949	4,227
Inventory provision		4,736	2,980
Restructuring and related costs		25,809
Fixed Asset write-off			228
Gain on remeasurement of warrant liability		(2,092)	(16,856)
Non-cash lease expense		127
Deferred income tax (recovery) expense		(6,650)	950
Foreign exchange loss		1,129	1,276
Share-based compensation expense		2,343	11,451
Intangible asset impairment		19,000
Goodwill impairment			18,508
Loss on equity method investment, net		64	95
Gain on investment		(6,851)
(Gain) loss on debt extinguishment, net		2,263	(3,262)
Other non-cash expense, net		600	697
Changes in operating assets and liabilities:
(Increase) in accounts receivable		(278)	(546)
Decrease in prepaid expenses		190	506
Decrease (Increase) in other receivables and other non-current assets		538	(1,298)
(Increase) in inventory		(4,453)	(8,198)
(Decrease) in accounts payable and other current liabilities		(4,749)	(4,197)
(Decrease) in accrued and other non-current liabilities		(248)	(576)
Net cash used in operating activities		(29,066)	(36,233)
Cash Flow from Investing Activities
Purchase of property, plant and equipment		(1,306)	(7,280)
Proceeds from partial sale of equity method investment		2,498
Net cash provided by (used in) investing activities		1,192	(7,280)
Cash Flow from Financing Activities
Proceeds from issuance of long-term debt			25,000
Repayment of debt		(23,131)	(26,538)
Other borrowings		73	2,917
Proceeds from issuance of shares		27,686
Equity issuance costs		(1,361)
Proceeds from exercise of warrants			1,410
Deferred debt issuance costs			(965)
Stock option exercised		22	10
Net cash provided by financing activities		3,289	1,834
Effect of exchange rate changes on cash, cash equivalents & restricted cash		(226)	(82)
(Decrease) in cash, cash equivalents and restricted cash		(24,811)	(41,761)
Cash, cash equivalents & restricted cash, beginning of period	[1]	37,699	79,460
Cash, cash equivalents & restricted cash, end of period	[1]	12,888	37,699
Supplemental schedule of cash flow information:
Cash paid for interest		285	492
Supplemental disclosures for non-cash activity:
Conversions of debt to common shares		3,363	6,047
Right-of-use asset recognized		3,764
Beneficial conversion feature		1,749
Non-cash paid-in-kind-interest		281	697
Unpaid property, plant and equipment			$ 546

[1]	These amounts include restricted cash of $439 and $473 as of December 31, 2022 and December 31, 2021, respectively, which are comprised primarily of cash on deposits for certain lease arrangements.